INCOME TAX - Deferred tax assets/liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Allowance for doubtful accounts	$ 12,932	$ 12,480
Deferred subsidies	845	529
Warranty liabilities	773	911
Inventory provision	555	199
Long-term assets	591	622
Deferred revenue	373	105
Provision for loss contracts	1,699	64
Net operating loss carry forward	20,351	17,290
Valuation allowance	(19,554)	(17,424)
Others	0	214
Total deferred tax assets-non-current	18,565	14,990
Deferred tax liabilities
Property, plant and equipment	(645)	(678)
Costs and estimated earnings in excess of billings	(10,079)	(1,159)
Share of net losses of equity investees	(1,798)	(1,352)
PRC dividend withholding tax	(5,198)	(8,829)
Intangible assets and other non-current assets	(7,390)	(7,321)
Others	(1,881)	0
Total deferred tax liabilities, non-current	$ (26,991)	$ (19,339)